DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Trading Symbol	flml
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,962,250
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,456	$ 8,184
Marketable securities	21,035	23,160
Accounts receivable (net of allowance of $141 and $137 at December 31, 2010 and 2011 respectively)	7,765	7,480
Inventory	1,675	862
Research and development tax credit receivable current portion	79	2,304
Prepaid expenses and other current assets	2,642	3,372
Total current assets	36,652	45,362
Property and equipment, net	19,383	21,425
Other assets:
Research and development tax credit receivable less current portion	13,203	7,641
Other long-term assets	164	186
Total assets	69,402	74,614
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	2,026	2,317
Current portion of capital lease obligations	97	59
Accounts payable	3,920	4,941
Current portion of deferred revenue	2,836	2,528
Advances from customers	1,962	139
Accrued expenses	5,478	6,004
Other current liabilities	1,995	3,433
Total current liabilities	18,314	19,421
Long-term debt, less current portion	1,689	1,547
Capital lease obligations, less current portion	251	133
Deferred revenue, less current portion	1,531	3,247
Other long-term liabilities	17,823	13,961
Total long-term liabilities	21,294	18,888
Commitments and contingencies:
Shareholders' equity :
Ordinary shares: 24,645,650 issued and outstanding at December 31, 2010 and 24,962,250 at December 31, 2011 (shares authorised 29,845,490) at nominal value of 0.122 euro	3,641	3,589
Additional paid-in capital	205,489	202,462
Accumulated deficit	(189,393)	(180,619)
Accumulated other comprehensive income	10,057	10,873
Total shareholders' equity	29,794	36,305
Total liabilities and shareholders' equity	$ 69,402	$ 74,614

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Allowance for accounts receivable (in dollars)	$ 137		$ 141
Common stock, par value (in dollars per share)		€ 0.122		€ 0.122
Common stock, shares authorized	29,845,490	29,845,490	29,845,490	29,845,490
Common stock, shares issued	24,962,250	24,962,250	24,645,650	24,645,650
Common stock, shares outstanding	24,962,250	24,962,250	24,645,650	24,645,650

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
License and research revenue	$ 10,566	$ 19,704	$ 20,815
Product sales and services	13,395	8,180	11,871
Other revenues	8,639	9,210	9,432
Total revenue	32,600	37,094	42,118
Costs and expenses:
Cost of products and services sold	(6,284)	(6,914)	(10,118)
Research and development	(25,089)	(28,687)	(30,416)
Selling, general and administrative	(10,810)	(11,333)	(13,337)
Total	(42,183)	(46,934)	(53,871)
Income (loss) from operations	(9,583)	(9,840)	(11,753)
Interest expense	(73)	(24)	(100)
Interest income	667	464	525
Foreign exchange gain (loss)	273	109	(83)
Other income	134	525	(28)
Income (loss) before income taxes	(8,582)	(8,766)	(11,439)
Income tax	(192)	(209)
Net income (loss)	$ (8,774)	$ (8,975)	$ (11,439)
Earnings (loss) per share
Basic earnings (loss) per share (in dollars per share)	$ (0.36)	$ (0.37)	$ (0.47)
Diluted earnings (loss) per share (in dollars per share)	$ (0.36)	$ (0.37)	$ (0.47)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	24,669	24,411	24,225
Diluted (in shares)	24,669	24,411	24,225

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 3,516	$ 193,085	$ (160,205)	$ 12,150	$ 48,546
Balance (in shares) at Dec. 31, 2008	24,205,350
Subscription of warrants		262			262
Issuance of ordinary shares on exercise of stock -options	3	26			29
Issuance of ordinary shares on exercise of stock -options (in shares)	20,000
Issuance of ordinary shares on vesting of free shares	21	(21)			0
Issuance of ordinary shares on vesting of free shares (in shares)	117,250
Stock-based compensation expense		5,146			5,146
Net loss			(11,439)		(11,439)
Foreign currency translation adjustment				2,319	2,319
Comprehensive loss					(9,120)
Balance at Dec. 31, 2009	3,540	198,498	(171,644)	14,469	44,863
Balance (in shares) at Dec. 31, 2009	24,342,600
Subscription of warrants		224			224
Issuance of ordinary shares on exercise of stock -options	11	470			481
Issuance of ordinary shares on exercise of stock -options (in shares)	63,000
Issuance of ordinary shares on vesting of free shares	38	(38)			0
Issuance of ordinary shares on vesting of free shares (in shares)	240,050
Stock-based compensation expense		3,308			3,308
Net loss			(8,975)		(8,975)
Foreign currency translation adjustment				(3,596)	(3,596)
Comprehensive loss					(12,571)
Balance at Dec. 31, 2010	3,589	202,462	(180,619)	10,873	36,305
Balance (in shares) at Dec. 31, 2010	24,645,650
Subscription of warrants		200			200
Issuance of ordinary shares on exercise of stock -options	8	88			96
Issuance of ordinary shares on exercise of stock -options (in shares)	44,200
Issuance of ordinary shares on vesting of free shares	44	(44)			0
Issuance of ordinary shares on vesting of free shares (in shares)	272,400
Stock-based compensation expense		2,783			2,783
Net loss			(8,774)		(8,774)
Foreign currency translation adjustment				(816)	(816)
Comprehensive loss					(9,590)
Balance at Dec. 31, 2011	$ 3,641	$ 205,489	$ (189,393)	$ 10,057	$ 29,794
Balance (in shares) at Dec. 31, 2011	24,962,250

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (8,774)	$ (8,975)	$ (11,439)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,346	4,696	5,917
Loss (gain) on disposal of property and equipment	(11)	(68)	0
Gains on sales of marketable securities	(41)	(74)	(153)
Grants recognized in other income and income from operations	(3,227)	(884)	(2,522)
Stock compensation expense	2,779	3,170	5,499
Increase (decrease) in cash from:
Accounts receivable	(464)	733	(1,257)
Inventory	(917)	152	909
Prepaid expenses and other current assets	856	964	(1,722)
Research and development tax credit receivable	(3,938)	837	4,064
Accounts payable	(825)	(450)	32
Deferred revenue	856	(3,358)	8,251
Accrued expenses	(491)	(723)	453
Other current liabilities	399	(814)	2,251
Other long-term assets and liabilities	129	(663)	(2,088)
Net cash used in operating activities	(10,323)	(5,457)	8,195
Cash flows from investing activities:
Purchases of property and equipment	(1,903)	(3,599)	(1,770)
Proceeds from disposal of property and equipment	185	131	0
Proceeds from sales of marketable securities	26,382	83,128	138,476
Purchase of marketable securities	(25,015)	(73,632)	(160,968)
Net cash provided by (used in) investing activities	(351)	6,028	(24,262)
Cash flows from financing activities:
Reimbursment of loans or conditional grants	(1,910)	(1,879)	(3,999)
Proceeds from loans or conditional grants	7,855	436	2,191
Principal payments on capital lease obligations	(96)	(35)	(67)
Cash proceeds from issuance of ordinary shares and warrants	296	704	291
Net cash provided by financing activities	6,145	(774)	(1,584)
Effect of exchange rate changes on cash and cash equivalents	(199)	(329)	(654)
Net increase (decrease) in cash and cash equivalents	(4,728)	(532)	(18,305)
Cash and cash equivalents, beginning of year	8,184	8,716	27,021
Cash and cash equivalents, end of year	3,456	8,184	8,716
Supplemental disclosures of cash flow information:
Income tax paid	0	0	0
Interest paid	73	24	100
Non cash transactions:
Capital lease obligations incurred	$ 220	$ 131	$ 0

Nature of business and summary of significant accounting policies:	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1. Nature of business and summary of significant accounting policies:

1.1.	Nature of business:

Flamel Technologies, S.A. (the "Company") is organized as a société anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. The Company is engaged principally in the development of two unique polymer-based drug delivery technologies. The Company operates primarily in France.

1.2.	Principles of consolidation:

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiary in the United States. All inter-company accounts and transactions have been eliminated.

1.3.	Financial Accounting Standards Board Accounting Standards Codification:

Effective July 1, 2009, the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) became the authoritative source of GAAP. All existing FASB accounting standards and guidance were superseded by the ASC. Instead of issuing new accounting standards in the form of statements, staff positions and Emerging Issues Task Force abstracts, the FASB now issues Accounting Standards. Updates that update the Codification Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws continue to be additional sources of authoritative GAAP for SEC registrants.

1.4.	Translation of financial statements of foreign entities and foreign currency transactions:

The reporting currency of the Company and its wholly-owned subsidiary is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All assets and liabilities in the balance sheets of the Company, whose functional currency is the Euro, except those of the U.S. subsidiary whose functional currency is the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

1.5.	Revenue recognition:

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of research and development activities.

Before January 1, 2011, we evaluated arrangements with multiple elements in accordance with Accounting Standards Codification, or ASC, 605-25 Revenue Recognition – Multiple-Element Arrangements. In October 2009, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, 2009-13 Revenue Arrangements with Multiple Deliverables, or ASU 2009-13, which amended the accounting standards for certain multiple element revenue arrangements to:

•	provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

•	require an entity to allocate arrangement consideration to each element based on a selling price hierarchy, also called the relative selling price method, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and
•	eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element.

On January 1, 2011, we adopted ASU 2009-13 on a prospective basis. The adoption of this new guidance did not have any material impact on our consolidated financial statements.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a multiple attribution model, referred to as the milestone-based method:

-	As milestones relate to discrete development steps (i.e. can be used by the co-development partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.
-	Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.
-	Research and development work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized proportionally to the actual number of hours worked compared to the latest estimated total hours.. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

The Company recognizes revenue from product sales when there is persuasive evidence that an arrangement exists, delivery has occurred, the price is fixed and determinable, and collectibility is reasonably assured.

The Company receives royalty revenues under a license agreement with a third party that sells products based on technology developed by the Company. There are no future performance obligations on the part of the Company under this license agreement. The license agreements provide for the payment of royalties to the Company based on sales of the licensed product. The Company records these revenues based on actual sales that occurred during the relevant period and classified these revenues in ‘Other Revenues’.

The Company signs feasibility study agreements. Revenue is recognized over the term of the agreement as services are performed.

1.6.	Governmental Grants:

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for research and development (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the research and development to which the funding is associated, the granting authorities must be informed.

1.7.	Research and development costs:

Research and development (R&D) expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical manufacturing costs, contract and other outside service fees. Research and development expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

1.8.	Concentration of credit risk:

The Company's cash and cash equivalents are deposited with HSBC and Crédit Agricole, major banks.

The marketable securities are issued by institutions with strong credit ratings.

The Company’s revenues are derived mainly from collaborative research and development contracts and supply agreements with pharmaceutical companies based in Europe and the United States. All significant customers are discussed in Note 3.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $152,000, $141,000 and $137,000 at December 31, 2009, 2010 and 2011, respectively.

1.9.	Earnings per share:

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

1.10.	Cash and cash equivalents:

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

1.11. Marketable securities:

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

1.12. Accounts Receivable:

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

1.13. Inventories:

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as research and development costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

1.14. Property and equipment:

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

Assets under capital leases are amortized over the economic lives of the assets. Amortization of the carrying value of assets under capital leases is included in depreciation expense.

1.15. Impairment of Long-Lived Assets:

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

1.16. Income taxes:

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

1.17. Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible research and development costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

1.18. Employee stock options and warrants:

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with SAB 107 (ASC 718).

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

1.19. Comprehensive Income:

Other comprehensive income for the Company consists both of foreign currency translation adjustments and the recognition of the unrealized gains (losses) related to available-for-sale securities. Each item is shown separately in the consolidated statements of shareholders’ equity.

1.20 Recent Accounting Pronouncements

In May 2011, the FASB and IASB each issued new standards on fair value measurement. The new standards result from a joint project intended to converge fair value measurement and disclosure guidance under U.S. GAAP and IFRS. The new guidance is intended to provide a consistent definition of fair value and common requirements for measurement of and disclosure about fair value under U.S. GAAP and IFRS. Public companies that apply U.S. GAAP must adopt the new guidance in fiscal years beginning after December 15, 2011.The adoption of this standard is not expected to have a material impact on our consolidated results of operations, financial position or cash flows.

In June 2011, the FASB and IASB issued guidance to improve the comparability and consistency of financial reporting and to increase the prominence of items reported in other comprehensive income.

The new guidance requires companies, under both U.S. GAAP and IFRS, to present items of net income and other comprehensive income either in one continuous statement of comprehensive income or in two separate, but consecutive, statements. The current option in U.S. GAAP to report other comprehensive income and its components in the statement of changes in equity has been eliminated. The new U.S. GAAP requirements are effective for public companies as of the beginning of fiscal years that begin after December 15, 2011. The adoption of this standard is not expected to have a material impact on our consolidated results of operations, financial position or cash flows.

Subcontracting agreement:	12 Months Ended
Dec. 31, 2011
Subcontracting Agreement [Abstract]
Subcontracting Agreement Disclosure [Text Block]

2. Subcontracting agreement:

In accordance with the terms of a supply agreement signed with GSK in December 2004 and renewed in May 2008 for the manufacture of Coreg CR microparticles on a cost plus basis, the Company recognized as revenues from product sales a total amount of $11,871,000 in 2009 and $8,180,000 in 2010. This supply agreement expired on December 31, 2010. From January 1, 2011 until October 2011, the Company supplied Coreg CR microparticles to GSK as a unilateral accommodation so as to secure their supply while the Company negotiated a new supply agreement. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles.  Under the agreement, the Company will receive guaranteed minimum payments to supply Coreg CR microparticles over a period of over a minimum period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice. .  The agreement defines the manufacturing relationship between the two companies and pursuant to the agreement, the Company received a payment of € 1,300,000 ($1,835,000) during the third quarter of 2011 and a further €1,300,000 ($1,752,000) payment in the fourth quarter of 2011, as well as a higher margin on all product produced by Flamel for GSK since January 1, 2011. For the year 2011, the Company recognized as revenues from product sales a total amount of $13,395,000 of which $2,711,000 relates to the €2,600,000 received in the third quarter and the fourth quarter 2011.

License, research and consulting agreements:	12 Months Ended
Dec. 31, 2011
License, Research and Consulting Agreements [Abstract]
License, Research and Consulting Agreements Disclosure [Text Block]

3. License, research and consulting agreements:

GlaxoSmithKline (GSK)

In March 2003, Flamel Technologies and SB Pharma Puerto Rico Inc, an affiliate of GSK entered into a license agreement whereby the Company agreed to license its controlled-release Micropump® in order to develop a new formulation for carvedilol, which is marketed by GSK as Coreg.

In 2009, the Company recognized $ 3,857,000 of milestone payments and $8,808,000 of royalties on GSK sales of Coreg CR.

In 2010, the Company recognized $8,541,000 of royalties on Coreg sales

In 2011, the Company recognized $8,210,000 of royalties on Coreg sales

In December 2004, Flamel and GSK (GSK) entered into a four year supply agreement whereby Flamel agreed to supply GSK with commercial supplies of product. The provisions of the agreement include payments to Flamel of $20,717,000 to support the costs and capital expenditure relative to the creation of a manufacturing area for the production of commercial supply of the product. The capital expenditures consist of both buildings and fixtures, and production equipment. Flamel will have immediate title to buildings and fixtures; however title to production equipment remains with GSK for the duration of the supply agreement.

If the Company breaches the supply agreement through gross negligence, GSK can choose to terminate the supply agreement. The likely occurrence of this event is deemed remote given the Company’s ability to perform under supply arrangements based on its historical experience. In the event of a breach and a decision to terminate the agreement, all payments received become repayable to GSK and Flamel will receive immediate title to all production equipment.

Upon cessation of the supply agreement, in the normal course of business, GSK will pass title to all production equipment to Flamel without cost of any kind.

A total of $8,188,000 has been incurred on the acquisition of buildings and fixtures and a total of $11,138,000 has been incurred on behalf of GSK for the purchase of production equipment and associated costs. As of December 31, 2011, the funds received from GSK to finance the acquisition of assets owned by Flamel are classified in other current liabilities for $285,000 and in other long term liabilities for $4,081,000. The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets.

In July 2006, Flamel and GSK entered into a further agreement as a supplement to the original supply agreement whereby GSK partly sponsored the extension of the then existing facilities at Pessac from two lines to three. GSK has exclusive use of part of this equipment, in for the production of Coreg CR microparticles. The total funding provided by GSK amounted to $8.1 million to finance the acquisition of equipments, buildings and fixtures. The Company received all installments due under the agreement by December 31, 2007. As of December 31, 2011 the funds received from GSK to finance the extension were classified in other current liabilities for $449,000 and long term liabilities for $2,825,000. The liability is amortized on a pro-rata basis over the expected life of the assets and proportionally based on funding received compared with the total value of the related assets. This amortization is reflected as an offset of the depreciation of the related assets (see Note 12).

In May 2008, Flamel and GSK signed an amendment to the original supply agreement, extending the supply of commercial supplies of the product through to end of 2010. In October, 2011, the Company announced that it signed a new supply agreement with GSK for the production of Coreg CR microparticles; the Company is the sole supplier of Coreg CR microparticles for GSK.  Under the agreement, the Company will receive guaranteed minimum payments to supply Coreg CR microparticles over a period of over a minimum period of five years. No earlier than January 1, 2013, GSK may terminate the agreement at their sole discretion by giving six months written notice. See Note 2. Subcontracting Agreement.

Wyeth Pharmaceuticals

On September 12, 2007 the Company entered into a development and license agreement with Wyeth Pharmaceuticals, (‘Wyeth’) now part of Pfizer Inc, whereby the Company agreed to license its Medusa technology for the development and licensing of a marketed protein. The Company received an upfront fee and may receive development fees, milestones and royalties on the product. On September 2, 2008 Wyeth confirmed their intention to pursue the development and license agreement triggering a $500,000 payment. On November 4, 2009 Wyeth exercised the option for the licensing of Flamel technology and paid $1,000,000.

In 2009, the Company recognized research and development revenues of $863,000. The Company also recognized $378,000 of amortization of up-front payment and option payment.

In 2010, the Company recognized research and development revenues of $353,000. The Company also recognized $221,000 of amortization of up-front payment and option payment.

In 2011, the Company recognized research and development revenues of $75,000. The Company also recognized $665,000 of amortization of up-front payment and option payment.

In March 2012 the Company announced that the arrangement with Pfizer was discontinued.

Merck Serono, a division of Merck KGaA

On December 20, 2007 Flamel Technologies entered into a relationship with Merck Serono, a division of Merck KGaA, to investigate the applicability of Flamel's Medusa technology for the extended release of a therapeutic protein of Merck Serono's portfolio.

In consideration of the agreement signed in 2007, Merck Serono made an upfront payment of $2.7 million for investigating the therapeutic protein, which has been amortized over the initial feasibility period. In February 2009 Merck Serono exercised the option to license our technology triggering a payment of $ 6,500,000 (€5,000,000). Under the terms of the agreement, the Company are eligible to receive up to €41 million ($53 million) in milestone payments upon certain agreed-upon development events.

In 2009, the Company recognized research and development revenues of $5,905,000. The Company also recognized $1,529,000 of amortization of the initial up-front and option payments.

In 2010, the Company recognized research and development revenues of $4,091,000. The Company also recognized $5,437,000 of milestones payments and $1,327,000 of amortization of the initial up-front and option payments.

In 2011, the Company recognized research and development revenues of $2,398,000. The Company also recognized $1,391,000 of amortization of the initial up-front and option payments.

Baxter Healthcare Inc

On June 19, 2009 the Company entered into agreement with Baxter Healthcare Inc, to formulate controlled release applications of blood clotting factor replacement therapies using Flamel’s Medusa® technology. In consideration of this agreement the Company received an access fee of $3,600,000 (€2,500,000).

In 2009, the Company recognized research and development revenues of $291,000 and $968,000 of amortization of the initial up-front fee.

In 2010, the Company recognized research and development revenues of $406,000. The Company also recognized $1,578,000 of amortization of the initial up-front fee.

In 2011, the Company recognized license revenues of $871,000 as amortization of the initial up-front fee. In October 2011 the Company announced that the agreement had been terminated.

Eagle Pharmaceuticals Inc

On October 12, 2011 the Company entered into a license and development agreement with Eagle Pharmaceuticals for the development of a Medusa-based hydrogel depot formulation of the small molecule antibiotic, tigecycline. In consideration of this agreement, the Company recognized research and development revenues of $345,000. Milestone payments amounting to $1.2 million (€0.9 million) will be received upon achievement of certain development and commercial events .

Pfizer Inc

The company has entered into research collaboration with Pfizer Inc to assess the applicability of the Medusa platform to certain molecules in development. Under this collaboration, the Company recognized research and development revenues of $836,000 in 2009, $333,000 in 2010 and $18,000 in 2011. In March 2012 the Company announced that the collaboration with Pfizer had been discontinued.

Corning

In December 1998, the Company signed a long-term research and product development agreement with Corning France and Corning Incorporated. Pursuant to the terms of this agreement, Flamel receives royalties on the sales of Corning products that utilize Flamel’s innovations.

The Company recognized royalties on Corning’s sales of $370,000 in 2009, $440,000 in 2010 and $372,000 in 2011.

Others

The Company recognized license and research and development revenues on several feasibility studies with undisclosed partners for an amount of $6,191,000 in 2009, $5,958,000 in 2010 and $4,808,000 in 2011.

Research and Development expenses	12 Months Ended
Dec. 31, 2011
Research and Development Expenses [Abstract]
Research and Development Expenses Disclosure [Text Block]

4. Research and Development expenses

Our total research and development expenditures can be disaggregated in the following significant type of expenses ($USD in millions):

	2009	2010	2011
Research and Development Expenses	39.5	37.2	33.7
R&D Tax Credit	(6.6)	(7.6)	(6.0)
Grants	(2.5)	(0.9)	(1.7)
Total	30.4	28.7	25.1

As of December 31, 2011 the Company recognized to the income statement unconditional grants for a total of $1,728,000

Stock based compensation :	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

5. Stock based compensation:

5.1 ASC 718

The Company applies the provisions of ASC 718, Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 107, in accounting for its stock based compensation. The fair value of each option and warrant granted during the year is estimated on the date of grant using the Black-Scholes option pricing model. Option valuation models require the input of subjective assumptions and these assumptions can vary over time. The weighted-average assumptions on grants made in each of the following years were:

	Year Ended December 31
	2009	2010	2011

Weighted-average expected life (years)	4.30	4.56	4.00
Expected volatility rate	63.6%	60.5%	63.6%
Expected dividend yield	-	-	-
Risk-free interest rate	2.02%	1.43%	0.83%
Forfeiture rate	-	-	-

We base our determination of expected volatility predominantly on the implied volatility of our traded options with consideration of our historical volatilities. Given the limited historical data and the grant of stock options and warrants to a limited population, the simplified method has been used to calculate the expected life.

Stock based compensation expense recognized was as follows:

(In thousands of U.S dollars except per share data)	Options			Free of charge share awards			Warrants			Total
	2009	2010	2011	2009	2010	2011	2009	2010	2011	2009	2010	2011

Research and development	1,532	400	332	668	831	897	-	-	-	2,200	1,231	1,229
Cost of goods sold	87	9	3	119	113	89	-	-	-	206	122	91
Selling, general and administrative	1,969	615	461	532	677	671	592	525	327	3,093	1,817	1,459

Total stock-based compensation expense	3,588	1,024	796	1,319	1,621	1,657	592	525	327	5,499	3,170	2,779

Effect on earnings per share
Basic	0.15	0.04	0.03	0.05	0.07	0.07	0.02	0.02	0.01	0.23	0.13	0.11

Diluted	0.15	0.04	0.03	0.05	0.07	0.07	0.02	0.02	0.01	0.23	0.13	0.11

As of December 31, 2011, the projected compensation expense related to non vested options or warrants amounted to $3,017,000 and is expected to be recognized over a weighted average period of 1.42 years.

5.2 Warrants

The summary of warrants activity is as follows:

	Warrants Outstanding	Weighted Average Exercise Price in U.S dollars [1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2009	546,667	$16.94	€12.55
Warrants granted	250,000	$6.29	€4.50
Warrants cancelled	166,167	$20.67	€16.78
Balance at December 31, 2009	630,500	$11.73	€8.24
Warrants granted	250,000	$6.97	€5.44
Warrants cancelled	130,500	$25.11	€18.62
Balance at December 31, 2010	750,000	$7.82	€5.50
Warrants granted	300,000	$5.03	€3.54
Warrants cancelled	150,000	$6.94	€4.98
Balance at December 31, 2011	900,000	$6.89	€4.85

[1] Historical exchange rate at date of grant

No warrants were exercised in 2009, 2010 and 2011.

Exercise prices and intrinsic value for warrants outstanding as of December 31, 2011 were as follows:

	Warrants Outstanding				Warrants Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 4.50	500,000	2.68	3.92	0.29	200,000	4.50	-
5.44 to to 6.57	400,000	1.45	6.01	-	400,000	6.01	-

	900,000	2.13	4.85	0.24	600,000	5.50	-

The total fair value of warrants vested during 2009 amounted to €651,000 or $908,000 (average exchange rate of the year).

The total fair value of warrants vested during 2010 amounted to €472,000 or $626,000 (average exchange rate of the year).

The total fair value of warrants vested during 2011 amounted to €257,000or $358,000 (average exchange rate of the year).

Intrinsic value represents the variance between the share price and the exercise price. As of December 31, 2011 the aggregate intrinsic value of warrants outstanding amounted to €146,000 or $203,000 (exchange rate at date of balance sheet).

5.3 Stock Options

The activity under the option plans is as follows:

	Shares Available for Grant	Options Granted and Outstanding	Weighted Average Exercise Price in U.S dollars[1]	Weighted Average Exercise Price in Euros
Balance at January 1, 2009	375,000	2,804,990	$15.84	€12.88
Options authorized		-	-	-
Granted	(330,000)	330,000	$6.76	€4.75
Exercised	-	(20,000)	$0.99	€1.09
Forfeited		(4,000)	$25.27	€20.81
Balance at December 31, 2009	45,000	3,110,990	$14.96	€12.08
Options authorized	750,000	-	-	-
Granted	(305,000)	305,000	$6.91	€5.21
Exercised	-	(63,000)	$4.01	€5.75
Forfeited	(15,000)	(254,500)	$8.51	€7.65
Balance at December 31, 2010	475,000	3,098,490	$14.69	€11.71
Options authorized		-	-	-
Granted	(200,000)	200,000	$4.39	€3.28
Exercised		(44,200)	$1.48	€1.63
Forfeited		(113,300)	$8.93	€7.49
Balance at December 31, 2011	275,000	3,140,990	$14.65	€11.66

[1] Historical exchange rate at date of grant

The total intrinsic value of options exercised during 2009 amounted to €68,000 or $99,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2010 amounted to €174,000 or $256,000 (historical exchange rate at date of exercise).

The total intrinsic value of options exercised during 2011 amounted to €111,000 or $149,000 (historical exchange rate at date of exercise).

Stock options outstanding at December 31, 2011, which expire from 2011 to 2021, had exercise prices ranging from €2.33 to € 25.39. The weighted average remaining contractual life of all options is 3.89 years. As of December 31, 2011, there were 3,140,990 outstanding options at a weighted average exercise price of €11.66, of which 2,565,990 were exercisable at a weighted average price of €13.27. Exercise prices and intrinsic value for options outstanding as of December 31, 2011 were as follows:

	Stock Options Outstanding				Stock Options Exercisable
Range of exercise prices in euros	Number of shares	Weighted average remaining contractual life	Weighted average exercise price in euros	Weighted average intrinsic value in euros	Number of shares	Weighted average exercise price in euros	Weighted average intrinsic value in euros

0 to 3.28	395,000	4.88	2.81	1.22	195,000	2.33	1.70
4.03 to 5.44	869,000	6.50	4.78	-	494,000	4.57	-
6.40 to 12.02	178,500	2.62	11.20	-	178,500	11.20	-
12.86 to 16.23	1,105,990	3.62	14.44	-	1,105,990	14.44	-
19.2 to 25.39	592,500	3.47	22.56	-	592,500	22.56	-

	3,140,990	3.89	11.66	0.15	2,565,990	13.27	0.13

The total fair value of options vested during 2009 amounted to €3,197,000 or $4,454,000 (average exchange rate of the year).

The total fair value of options vested during 2010 amounted to €1,424,000 or $1,889,000 (average exchange rate of the year).

The total fair value of options vested during 2011 amounted to €473,000 or $659,000 (average exchange rate of the year).

The aggregate intrinsic value of options outstanding amounted to €480,000 or $621,000. The aggregate intrinsic value of options exercisable amounted to €331,000 or $428,000 (exchange rate at date of balance sheet).

5.4 Free share award

The activity under the free share award plans is as follows:

	Free of Charge Share Award Available for Grant	Free of Charge Share Award Granted and Outstanding	Weighted Average Fair Value at grant date in U.S dollars[1]	Weighted Average Fair Value at grant date in Euros
Balance at January 1, 2009	127,550	373,700	$6.76	€4.85
Options authorized	200,000
Granted	(320,000)	320,000	$7.27	€4.98
Exercised		(117,250)	$8.54	€5.80
Forfeited	3,100	(3,100)	$6.75	€4.86
Balance at December 31, 2009	10,650	573,350	$6.68	€4.73
Options authorized	200,000
Granted	(230,000)	230,000	$7.01	€5.29
Exercised		(240,050)	$5.91	€4.39
Forfeited	37,500	(37,500)	$5.93	€4.39
Cancelled	3,300	(3,300)	$5.17	€4.03
Balance at December 31, 2010	18,150	522,500	$7.25	€5.16
Options authorized	200,000
Granted	(200,000)	200,000	$4.39	€3.28
Exercised		(272,400)	$7.47	€5.07
Forfeited	8,450	(8,450)	$7.22	€5.18
Cancelled	1,000	(1,000)	$7.45	€5.06
Balance at December 31, 2011	26,600	440,650	$5.81	€4.36

[1] Historical exchange rate at date of grant

As of December 31, 2009 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,710,000 or $3,830,000 (historical exchange rate at date of grant).

As of December 31, 2010 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €2,697,000 or $3,745,000 (historical exchange rate at date of grant).

As of December 31, 2011 the total fair value (or intrinsic value) of Free Share Award outstanding amounted to €1,774,000 or $2,296,000 (historical exchange rate at date of grant).

Cash and Cash Equivalents:	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

6. Cash and Cash Equivalents:

Cash consists of cash on deposit and fixed term investments held in several major banks, and cash on hand. The components of cash and cash equivalents were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

HSBC	$7,557	$2,785
Credit Lyonnais	66	-
Credit Agricole	507	630
Other	53	41
Total cash and cash equivalents	$8,184	$3,456

Marketable securities:	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

7. Marketable securities:

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

For the year ended December 31, 2009, 2010 and 2011 marketable securities amounted respectively to $35,353,000, $23,160,000 and $21,035,000.

As of December 31, 2009, December 31, 2010 and December 31, 2011 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains. (Losses)
	2010	2011	2010	2011	2010	2011
Credit Agricole securities	16,234	17,802	16,234	17,802	-	-
Credit Lyonnais securities	-	-	-	-	-	-
HSBC securities	6,926	3,234	6,926	3,234	-	-
Total	23,160	21,036	23,160	21,036	-	-

Gross realized gains on sales of these available-for-sale securities amounted to $153,000, $74,000 and $40,000 for the years ended December 31, 2009, 2010 and 2011 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains
	2010	2011	2010	2011	2010	2011
Credit Agricole securities	18,328	5,775	27,435	8,062	17	10
Credit Lyonnais securities	90	-	45	-	-	-
HSBC securities	64,710	20,607	46,152	16,953	57	31
Total	83,128	26,382	73,632	25,015	74	41

Inventory:	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	8. Inventory: The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2010	2011

Raw materials	862	921
Finished goods	-	754

Inventories, net	862	1,675

Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets Disclosure [Text Block]

9. Prepaid expenses and other current assets:

The components of prepaid expenses and other current assets were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Prepaid expenses	1,050	832
Grants recoverable	714	430
Valued-added tax recoverable	947	1,028
Advance to suppliers	661	352
Total Prepaid expenses and other current assets	3,372	2,642

Property and Equipment:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

10. Property and Equipment:

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Land and buildings	10,463	10,132
Laboratory equipment	31,026	28,639
Office and computer equipment	4,490	4,641
Furniture, fixtures and fittings	20,559	19,956
Construction in progress	-	-
Total property and equipment	66,538	63,368
Less accumulated depreciation and amortization	(45,113)	(43,985)
Property and equipment, net	21,425	19,383

Depreciation expense related to property and equipment amounted to $5,917,000, $4,696,000 and $3,346,000 for the years ended December 31, 2009, 2010 and 2011, respectively.

Property and Equipment include costs of $266,000 and $509,000 at December 31, 2010 and 2011 that are related to capitalized lease assets. Accumulated amortization of these leased assets was approximately $124,000 and $173,000 at December 31, 2010 and 2011, respectively. Depreciation expense on assets held under capital leases is included in total depreciation expense for the years ended December 31, 2009, 2010 and 2011 and amounted to $46,000, $47,000 and $56,000 respectively.

Accrued Expenses:	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11. Accrued Expenses:

Accrued expenses consist mainly of expenses related to bonuses, paid vacations, compensatory leaves and related social charges.

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Accrued compensation	2,012	2,037
Accrued social charges	3,992	3,441
Total accrued expenses	6,004	5,479

Other current and Long Term liabilities:	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

12. Other current and Long Term liabilities:

12.1. Other current liabilities:

Other current liabilities comprise the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Funding from partner GSK short term	1,038	734
R&D credit tax financing short term	1,778	-
Employee service award provision short term	495	641
Valued-added tax payable	122	251
Provision for retirement indemnity short term	-	129
Conditional grants	-	240
Total Other current liabilities	3,433	1,995

In connection with the 2004 supply agreement with GSK (see Note 3), the Company received funds to finance facilities related assets. A total of $8,188,000 has been spent on the acquisition of buildings and fixtures and a total of $11,138,000 has been spent on behalf of GSK for the purchase of production equipment. As of December 31, 2011 the funds received from GSK to finance the acquisition of assets owned by Flamel are classified as a current liability for $285,000 and as a long term liability for $4,081,000. In July 2006, Flamel and GSK entered into a side agreement to the original agreement whereby GSK partially sponsored the extension of the Micropump development facility (see Note 3). This facility was completed in March 2008. As of December 31, 2007, the Company had received all installments from GSK for financing of this project. The total installments amounted to $8,097,000. As of December 31, 2011, the funds received from GSK are classified as a current liability for $449,000 and as a long term liability for $2,825,000 (see Note 12.2).

The liability is amortized on a pro-rata basis over the expected life of the related assets and reflected as an offset of the depreciation of the related assets (see Note 3).

The Service award provision is accrued over the respective service period (5, 10, 15 and 20 years) using actuarial assumptions and calculations as for the lump sum retirement indemnity (see Note 19).

For the year ended December 31, 2010 the provision for service award amounted to $2,912,000 of which $495,000 is short term. For the year ended December 31, 2011 the provision amounted to $2,876,000 of which $641,000 is short term.

In December 2008, the Company obtained an advance from OSEO, a governmental agency supporting innovation, for $8,013,000 secured against the research tax credits due to the company by the tax authorities for expenditure incurred in 2005, 2006 and 2007 (see Note 18). Two advances were obtained. The first amount for $4,272,000 and secured against the research tax credit from 2005 amounting to $5,114,000 was reimbursed in 2009. The second amounts to $3,741,000 and is secured against the research credit tax from 2006 and 2007 totaling $4,880,000, was reimbursed in 2010 for $1,879,000 and 2011 for $1,778,000. The interest rate applied was the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.8%. In 2011, the operation was renewed through the research credit tax from 2010 and received an advance amounting $6,682,000 representing 90% of the research credit tax. The interest rate applied is the monthly average of the Euro Interbank Offered Rate (EURIBOR) plus 0.9%. As of December 31, 2010 the funding was classified as a short term liability for $1,778,000. As of December 31, 2011 the total liability is long term for an amount $6,682,000.

12.2. Other long term liabilities

Other long term liabilities are composed of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Funding from partner GSK long term	7,888	6,906
Conditional grants	1,753	-
Provision for retirement indemnity (see note 19)	1,880	1,978
R&D credit tax financing long term (see note 12.1)	-	6,682
Employee service award provision long term	2,417	2,235
Other	23	22
Total Other long term liabilities	13,961	17,823

Funding from GSK long term amounted to $4,081,000 in connection with the supply agreement signed in December 2004 and relates to the acquisition of buildings and fixtures and $2,825,000 in connection with the side agreement to the original agreement, signed in July 2006 (see Note 12.1).

Conditional grants of $1.8 million in 2008 and 2009 were received from local authorities to partly finance investments at Pessac. The grants are conditional on completion of the total investment programme and ongoing employment at the facilities for a period of three to five years. The Company recognizes conditional grants as an offset to operating expenses once all conditions stated in the grant have been met. As of December 31, 2010 the Company did not recognize any amount related to conditional grants. As of December 31, 2011 the Company recognized $2,128,000 and the remainder is classified as short term liabilities for an amount of $240,000.

Deferred Revenue:	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Abstract]
Deferred Revenue Disclosure [Text Block]

13.  Deferred Revenue:

Current portion of deferred revenue comprises of upfront licensing fees which are recognized over the development period of the contract. For the year ended December 31, 2010 deferred revenues amounted to $5,775,000 and $4,367,000 for the year ended December 31, 2011. These deferred revenues result mainly from the upfront license fees received in 2009 of €5 million from Merck Serono and from upfront license fees received in 2011 from undisclosed partners.

Long-term Debt:	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]

14. Long-term Debt:

Long-term debt comprises:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Oseo Anvar loans (a)	1,894	1,807
French Ministry of Research (b)	1,970	1,908
Total	3,864	3,715
Current portion	2,317	2,026
Long-term portion	1,547	1,689

(a) OSEO Anvar is an agency of the French government that provides financing to French companies for research and development. At December 31, 2010 and 2011, the Company had outstanding loans from Anvar of $1,894,000 and $1,807,000, respectively for various programs. In 2011, the Company received $422,000 for one of these projects These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2012 through 2017.

(b) In 2002, the Company received a loan of $464,000 from the French Ministry of Research on a research project (the “Proteozome” project) related to the development of new Medusa applications. Pursuant to the agreement, the Company is granted a loan equal to 50% of the total expenses incurred on this project over a three-year period beginning on January 2, 2002. The remainder of the advance of $1,707,000 was received in 2005. This loan is due for repayment in 2012. The loan is non-interest bearing and is repayable only in the event the research project is technically or commercially successful.

Total future payments on long-term debt for the years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	December 31,

2012	2,026
2013	303
2014	445
2015	421
2016	384
2017	136
2018	-
3,715

Capital lease obligations:	12 Months Ended
Dec. 31, 2011
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessor Disclosure [Text Block]

15. Capital lease obligations:

The Company leases certain of its equipment under capital leases. Each lease contract generally has a term of four years with a purchase option. No specific restrictions or guarantee provisions are included in the arrangement.

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2012	111
2013	86
2014	86
2015	83
2016	13
Total	379
Less amounts representing interest	(31)
Future payments on capital leases	348
Less current portion	97
Long term portion	251

Interest paid in the years ended December 31, 2009, 2010 and 2011 was approximately $14,000, $9,000 and $20,000, respectively.

Earnings Per Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

16. Earnings Per Share:

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2009	2010	2011

Numerator:

Net income (loss)	$(11,439)	$(8,975)	$(8,774)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	24,225,261	24,411,158	24,668,579
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,225,261	24,411,158	24,668,579

Basic earnings (loss) per share	$(0.47)	$(0.37)	$(0.36)
Diluted earnings (loss) per share	$(0.47)	$(0.37)	$(0.36)

For the years ended December 31, 2009, 2010 and 2011, the effects of dilutive securities were excluded from the calculation of earnings per share as a net loss was reported in these periods.

Options to purchase 3,266,000 shares of common stock at an average of €11.60 per share were outstanding during 2011, but were not included in the computation of diluted EPS because the exercise price was greater than the average market price of common shares. The options, which expire in December 2020, were still outstanding at the end of year 2011.

Shareholders' Equity:	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

17. Shareholders’ Equity:

17.1. Preemptive subscription rights:

Shareholders have preemptive rights to subscribe for additional shares issued by the Company for cash on a pro rata basis when the Company makes a share offering. Shareholders may waive such preemptive subscription rights at an extraordinary general meeting of shareholders under certain circumstances. Preemptive subscription rights, if not previously waived, are transferable during the subscription period relating to a particular offer of shares.

17.2. Dividends:

Dividends may be distributed from the statutory retained earnings, subject to the requirements of French law and the Company’s by-laws. The Company has not distributed any dividends since its inception, as the result of an accumulated statutory deficit of approximately $142.1 million at December 31, 2011. Dividend distributions, if any, will be made in euros. The Company has no plans to distribute dividends in the foreseeable future.

17.3. Warrants:

The effects of applying the fair value method provided in accordance with ASC 718 are shown in Note 5.

On June 3, 2008 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.91 per warrant ($1.42). Each warrant is exercisable to purchase one Share at a price of €6.57 ($10.20). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in June 2008.

On June 24, 2009 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.74 per warrant ($1.03). Each warrant is exercisable to purchase one Share at a price of €4.50 ($6.29). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2009.

On June 25, 2010 the Company authorized the Directors of the Company, to subscribe to 250,000 warrants for a subscription price of €0.70 per warrant ($0.90). Each warrant is exercisable to purchase one Share at a price of €5.44 ($6.68). These warrants are issued for a four-year period and will vest over one year from the date of issuance. These warrants were subscribed in July 2010.

On June 24, 2011 the Company authorized the Directors of the Company, to subscribe to 350,000 warrants for a subscription price of €0.47 per warrant ($0.67). Each warrant is exercisable to purchase one Share at a price of €3.54 ($5.03). These warrants are issued for a four-year period and will vest over one year from the date of issuance. 300,000 warrants were subscribed in July 2011.

On exercise of warrants by beneficiaries, the Company issues new shares.

17.4. Stock options:

The Company issued stock options under plans approved by shareholders in 1990, 1993, 1996, 2000, 2001, 2003, 2004, 2005, 2007 and 2010. The option terms provide for exercise within a maximum 10-year term as from the date of grant. Generally, each option vests no more than four years from the date of grant.

In January 1997, the French parliament adopted a law that requires French companies and beneficiaries to pay social contributions, which generally represent 45% of the taxable salary, on the difference between the exercise price of a stock option and the fair market value of the underlying shares on the exercise date if the beneficiary sells the stock before a four-year period following the grant of the option (five years for options granted before 2000). This law is consistent with personal income tax law that requires individuals to pay income tax on the difference between the option exercise price and the fair value of the shares at the sale date if the shares are sold within four years of the option grant. The law applies to all options exercised after January 1, 1997. The Company has instituted an internal rule whereby, whilst remaining an employee of the Company, an individual may not sell the underlying share within four years of the option being granted.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social security contribution of 10% for each option granted, based on either the fair value of the option or 25% of share price at date of grant. This is applicable on all options granted since October 16, 2007. In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant.

On exercise of stock options by beneficiaries, the Company issues new shares.

17.5. Free Share Awards

On June 24, 2009, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 25, 2010, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

On June 24, 2011, the shareholders of the Company authorized the issuance of 200,000 new shares that the Board of Directors was authorized to award and issue free of charge to officers and employees of the Company as compensation for services rendered. Under the terms of the awards the shares are definitively owned by the beneficiaries two years following their allocation and the Company issues new shares. The beneficiaries are required to retain the shares for two additional years.

In December 2007, the French parliament adopted a law that requires French companies to pay an additional social contribution of 10% for each share granted, based on the share price at date of grant. . In December 2010, the French parliament introduced a contribution rate of 14% depending of the value of the grant.

On December 11, 2007 the Company granted 130,000 free share awards to officers and employees. On December 11, 2009 the Company issued 117,250 new shares related to this grant.

On April 3, 2008 the Company granted 40,000 free share awards to officers. On April 3, 2010 the Company issued 40,000 new shares related to this grant.

On December 10, 2008 the Company granted 210,000 free share awards to officers and employees. On December 10, 2010 the Company issued 200,050 new shares related to this grant.

On February 1, 2009 the Company granted 25,000 free shares to officers. As of December 31, 2011 these shares were cancelled

On December 11, 2009 the Company granted 295,000 free share awards to officers and employees. On December 11, 2011 the Company issued 267,400 new shares related to this grant.

On December 6, 2010 the Company granted 230,000 free shares awards to officers and employees.

On December 7, 2011 the Company granted 200,000 free shares to officers and employees.

17.6. Accumulated other comprehensive income:

The components of accumulated other comprehensive income is as follows:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Foreign currency translation	10,873	10,057

Total	10,873	10,057

Income taxes :	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

18. Income taxes :

Income (loss) before income taxes comprises the following:

	Year ended December 31,
(in thousands of U.S. dollars)	2009	2010	2011

France	$(11,439)	$(8,766)	$(8,582)

A reconciliation of income tax benefit (provision) computed at the French statutory rate ( 33.33%) to the income tax benefit is as follows:

	Year ended December 31,
(in thousands of U.S. dollars)	2009	2010	2011

Income tax benefit (provision) computed at the French statutory rate	3,813	2,922	2,860
Deferred Tax Allowance	(3,813)	(2,922)	(2,860)
Withholding tax		-	-
Business Tax	-	(209)	(192)
Total	-	(209)	(192)

License fees, milestone and royalties payments may be subject to a withholding tax depending on the tax rules of the country in which the licensee is located. In December 2009, with effect from January 1, 2010 the French authorities abolished the previous business tax and introduced the "Contribution Economique Territoriale" comprised of two components. One of these components is based upon a measure of income and therefore results in income tax accounting. For the year ended December 31, 2010 and December 31, 2011 the amount of this component was $209,000 and $192,000 respectively.

Because our subsidiary realizes no taxable income, the Company does not incur any income taxes under United States jurisdiction.

Significant components of the Company's deferred taxes consist of the following:

	December 31,
(In thousands of U.S. dollars)	2010	2011

Deferred income tax assets:
Net French taxable operating loss carry-forwards (not utilized)	50,069	53,230
Other deferred income tax assets	5,334	4,133
Valuation allowance	(54,964)	(57,105)
Net deferred income tax assets	440	258
Deferred income tax liabilities	(440)	(258)
Deferred income taxes, net	-	-

The Company has provided valuation allowances covering 100% of net deferred tax assets due to the Company's history of losses.

As of December 31, 2011, the Company had $159,706,000 in French net operating losses carry-forwards which have no expiration date.

The increase in available net operating losses carry-forwards in 2011 is due to a tax loss of $14,238,000. The French government provides tax credits to companies for spending on innovative research and development. Income tax benefits correspond to these French research tax credits, which are credited against income taxes payable in each of the four years after being incurred or, if not so utilized, are recoverable in cash. As of December 31, 2011, Flamel had total research tax credits receivable of $13,282,000. In December 2008, the Company obtained an advance from OSEO, a governmental agency supporting innovation, secured against the Research tax credits generated in fiscal years 2005, 2006 and 2007 (see Note 12.1). In 2011, the Company renewed this financing operation secured against the research tax credit generated for fiscal year 2010. Generally, if these credits are not applied against future income taxes, they will be received as cash payments in the fourth year after the credit is earned. At the beginning of 2009, the French government introduced a temporary measure consisting in early reimbursement of the research credit tax for fiscal year 2008. The measure was renewed by the French government for the fiscal year 2009 and the Company received the reimbursement for the fiscal year 2009 in June 2010.

The scheduled payments are shown in the following table

(In thousands of U.S. dollars)	December 31,
2012	79
Total current portion	79
2014	7,230
2015	5,973
Total long term portion	13,203
Total	13,282

Employee Retirement plans:	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

19. Employee Retirement plans:

In accordance with French law, post-retirement benefits for most of the Company’s employees are sponsored by the relevant government agencies in France. The Company’s liability with respect to these plans is generally limited to specific monthly payroll deductions. Consequently, there is no additional liability in connection with these plans. Expenses recognized for these plans were $1432,000 in 2011, $1,498,000 in 2010 and $1,713,000 in 2009.

French law requires the Company to provide for the payment of a lump sum retirement indemnity to French employees based upon years of service and compensation at retirement. Benefits do not vest prior to retirement. The Company’s benefit obligation was $2,106,000, $1,881,000 and $2,208,000 as of December 31, 2011, 2010 and 2009, respectively. Any actuarial gains or losses are recognized in the period when they occur.

In 2008 and 2010, the French Government reinforced legislation regarding an employer’s ability to make employees retire and the final age for retirement. As such the retirement indemnity has been calculated on the assumption of voluntary retirement and the impact on the benefit obligation was recognized as an actuarial loss.

The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2009	2010	2011
Average increase of salaries	3%	3%	3%
Discounted interest rate	5.0%	4,75%	4.5%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years	60 to 65 years	60 to 65 years
	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status

Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S . dollars	2010	2011

Benefit obligations at beginning of year	2,208	1,880
Service cost	173	166
Interest cost	100	93
Plan amendments	-	-
Benefits paids	(178)	(10)
Actuarial loss (gain)	(262)	58
Exchange rate changes	(161)	(81)
Benefit obligations at end of year	1,880	2,106

The Company does not have a funded benefit plan and the lump sum retirement indemnity is accrued on the balance sheet as a liability.

The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S . dollars
	12/31/2012	129
	12/31/2013	50
	12/31/2014	162
	12/31/2015	202
	12/31/2016	232
	Next 5 Years	417

In the United States, the Company sponsors a defined contribution retirement plan for its employees located in the United States. The contribution is the lesser of 25% of an employee’s wages or $49,000 in 2010 and 2011. The Company made contributions of approximately $55,000 in 2011, $72,000 in 2010 and $68,000 in 2009.

Fair value of financial instruments:	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

20. Fair value of financial instruments:

At December 31, 2010 and 2011, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

As noted in Note 7, the company calculates fair value for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2010 and 2011, the fair value of long-term debt and long term receivables was comparable with their carrying values.

Commitments and Contingencies:	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

21. Commitments and Contingencies:

21.1. Capital leases

The Company currently has commitments regarding capital leases as described in Note 15.

21.2. Operating leases

The Company leases its facilities and certain equipment under non cancelable operating leases, which expire through 2015. Future minimum lease payments under operating leases due for the fiscal years ending December 31, 2011 are as follows:

( I n thousands of U.S. dollars)	December 31,
2012	1,142
2013	605
2014	403
2015	228
TOTAL	2,378

Rental expense for the years ended December 31, 2009, 2010 and 2011 was approximately, $1,418,000, $1,470,000 and $1,124,000 respectively.

21.3. Litigation

While we may be engaged in various claims and legal proceedings in the ordinary course of business, we are not involved (whether as a defendant or otherwise) in and we have no knowledge of any threat of, any litigation, arbitration or administrative or other proceeding that management believes will have a material adverse effect on our consolidated financial position or results of operations.

On November 9, 2007 a putative class action was filed in the United States District Court for the Southern District of New York against the Company and certain of its current and former officers entitled Billhofer v. Flamel Technologies, et al. The complaint purports to allege claims arising under the Securities Exchange Act of 1934 based on certain public statements by the Company concerning, among other things, a clinical trial involving Coreg CR and seeks the award of damages in an unspecified amount. By Order dated February 11, 2008, the Court appointed a lead plaintiff and lead counsel in the action. On March 27, 2008, the lead plaintiff filed an amended complaint that continued to name the Company and two previously named officers as defendants and asserted the same claims based on the same events as alleged in the initial complaint. On May 12, 2008, the Company filed a motion to dismiss the action, which the Court denied by Order dated October 1, 2009.  On April 29, 2010, the lead plaintiff moved to withdraw and substitute another individual as lead plaintiff and to amend the Case Management Order.  On June 22, 2010, the lead plaintiff voluntarily agreed to dismiss the action against one of the previously named officers. On September 20, 2010, the Court granted the lead plaintiff’s withdraw and substitution motion and the parties proceeded to engage in fact discovery. On December 15, 2011, the lead plaintiff filed a motion to amend the complaint. The proposed second amended complaint named the Company and the officer previously sued as defendants and asserts the same claims as were alleged in the prior pleading. The lead plaintiff, however, has substantially revised his asserted basis for contending that the defendants should be found liable for the statements at issue. The Company is reviewing the proposed new pleading and may choose to oppose the motion. On March 6, 2012, the Court issued its opinion granting the lead plaintiff’s motion for class certification, which was originally filed in October 2010 and opposed by the Company. The Company intends to vigorously defend itself in the action.

In May 2011, we announced the filing of a lawsuit in the U.S. District Court for the District of Columbia against Lupin for infringement of our US Patent No. 6,022,562, which is held by the Company and associated with Coreg CR. The lawsuit was dismissed in favor of a lawsuit involving the same parties for infringement of the same patent that was lodged in the U.S. District Court for the District of Maryland in May 2011. GSK is a third party defendant in the Maryland lawsuit. The lawsuit is based on the Abbreviated New Drug Application (ANDA) filed by Lupin seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. In September 2011, Flamel filed a lawsuit in the U.S. District Court of Maryland against Anchen Pharmaceuticals, Inc., for infringement of the same patent. The lawsuit is based on the ANDA filed by Anchen seeking permission to manufacture and market a generic version of Coreg CR before the expiration of the patent. The Court is awaiting an answer from GSK to a Third Party Complaint that was filed by Anchen in the case.

Industry and geographic information:	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

22. Industry and geographic information:

The Company operates in one segment, the development and commercialization of controlled-release therapeutic products based on its proprietary polymer based technology.

Revenues from GSK represented 60% of total revenues in 2009, 46% in 2010 and 67% in 2011.

Operations outside of France consist principally of the operations of the U.S. subsidiary, which had no sales to third parties in 2009, 2010 or 2011.

Revenues by geographic location of customers are as follows:

(in thousands of U.S. dollars)	As of December 31,
	2009	2010	2011
Revenues
United Kingdom & Ireland	24,792	16,641	17,619
USA	4,021	3,929	3,694
France	2,691	2,425	1,763
Europe	10,614	14,098	9,524
Total Revenues	42,118	37,094	32,600

The following is a summary of long-lived assets by geographic location:

(in thousands of U.S. dollars)	As of December 31,
	2010	2011

Long-lived assets:
USA	$7	$5
France	$29,245	$32,745
Total long-lived assets	$29,252	$32,750

Post Balance Sheet Events	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]

23. Post Balance Sheet Events

Effective March 13, 2012, Flamel acquired, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals from Éclat Holdings, LLC, or Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. Éclat Pharmaceuticals is a specialty pharmaceuticals business focused on the development, approval and commercialization of niche brands and generic pharmaceutical products. In exchange for all of the issued and outstanding membership interests of Éclat, Flamel US provided consideration primarily consisting of:

-	a $12 million senior, secured six-year note that is guaranteed by us and our subsidiaries and secured by the equity interests and assets of Éclat;
-	two warrants to purchase a total of 3,300,000 ADSs of Flamel; and
-	a commitment to make earnout payments of 20% of any gross profit generated by certain Éclat launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

Flamel US issued the note pursuant to a Note Agreement among Flamel, Flamel US and Éclat Holdings dated March 13, 2012. The note is payable over six years only if certain contingencies are satisfied, namely that: (a) two or more Éclat launch products are approved by the FDA, or (b) one Éclat launch product is approved by the FDA and has generated $40 million or more in cumulative net sales. These contingencies are referred to as Thresholds. If either Threshold is satisfied, Flamel US will pay 25% of the original principal amount due under the note on each of the third, fourth, fifth and sixth anniversaries of the date of the note. The note accrues interest at an annual rate of 7.5%, payable in kind, until one Éclat launch product is approved by the FDA. After FDA approval of one Éclat launch product is obtained, any interest previously capitalized is payable in cash no later than nine months following FDA approval, and any future interest is payable in cash when due.

Two six-year warrants were issued to purchase an aggregate of 3,300,000 ADSs, each representing one ordinary share, of Flamel. One warrant is exercisable for 2,200,000 ADSs at an exercise price of $7.44 per ADS, and the other warrant is exercisable for 1,100,000 ADSs at an exercise price of $11.00 per ADS. The warrants may only be exercised upon approval by the holders of Flamel’s ordinary shares. If shareholder approval is not obtained by March 13, 2014, the term of the warrants will extend to seven years, and the Warrants may be cash settled if the holder chooses to redeem the warrants at a redemption price based on the intrinsic value of the warrant.

The allocation of the purchase price to the assets and liabilities acquired in the transaction is in the process of being conducted.

In March 2012, Flamel announced a transition to a new Chief Executive Officer. Stephen H. Willard, Chief Executive Officer since June 2005, resigned as Chief Executive Officer effective March 13, 2012 but will remain an employee of Flamel US through December 31, 2012 and will remain on the Board of Directors of Flamel. Michael S. Anderson, the Chief Executive Officer of Éclat, was appointed as Chief Executive Officer of Flamel on March 13, 2012.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

24. Related Party Transactions

In March 2012, we acquired, through our wholly owned subsidiary Flamel US, all of the membership interests of Éclat from Éclat Holdings, an affiliate of Flamel’s largest shareholder Deerfield Capital L.P. see “note 23 - Post Balance Sheet Events”. Upon closing of the acquisition, Mr. Anderson, the Chief Executive Officer of Éclat, was appointed Chief Executive Officer of Flamel. Mr Anderson retains a minority interest in Éclat Holdings, or its successor company, and does not have the ability to control this entity by virtue of his minority interest.